Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Listed equity shares	72,052	407,510	304,136
Unlisted equity shares	200	902	898
Movie income right investments	5,549	12,132	12,040
Investments held in the Trust Account (note)	—	—	150,110
Total	77,801	420,544	467,184
Shown as:
– current assets	17,558	25,207	8,039
– non-current assets	60,243	395,337	459,145
	77,801	420,544	467,184